                             SUPPLEMENTAL MATERIAL

                                ING MUTUAL FUNDS
                                ING FOREIGN FUND
                        ING GLOBAL EQUITY DIVIDEND FUND

                       Supplement Dated November 2, 2004
    to the Classes A, B, C and M Prospectus, Class Q Prospectus and Class I
                                   Prospectus
                              Dated March 1, 2004

1. Effective immediately, the section entitled "Performance of Similar Foreign Equity Accounts Managed by JBIM" on page 37 of the Classes A, B, C and M Prospectus, is deleted in its entirety and replaced with the following:

          PERFORMANCE OF SIMILAR FOREIGN EQUITY ACCOUNTS MANAGED BY JBIM

The tables below are designed to show you how a composite of similar accounts managed by Julius Baer performed over various periods in the past.

The Julius Baer Foreign Equity Composite includes all discretionary, fee paying, non-taxable and taxable portfolios for institutional clients and mutual funds invested in international equity securities. Each portfolio in the composite has investment objectives, policies and strategies that are substantially similar to ING Foreign Fund. Portfolios meeting the composite criteria are included in the composite within the first 90 days after assets come under management. Valuations and returns are computed and stated in U.S. Dollars. This composite was created in 2003. The account minimum for the composite was $10 million as of September 30, 2004. Settlement date accounting was used prior to 1999.

The table below shows the average annual total returns for the Julius Baer Foreign Equity Composite compared with the MSCI EAFE Index for the one-, three-, five-year and since inception periods ending September 30, 2004 and annual returns for the years ended December 31 of prior years. The returns of the Julius Baer Foreign Equity Composite reflect deductions of management fees and trading commissions. The returns of the MSCI EAFE Index assume all dividends and distributions have been reinvested. This information is designed to demonstrate the historical track record of JBIM. It does not indicate how ING Foreign Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                           (AS OF SEPTEMBER 30, 2004)

                                                  JBIM                      JBIM
                                             FOREIGN EQUITY            FOREIGN EQUITY             MSCI EAFE
                                             COMPOSITE (%)             COMPOSITE (%)             INDEX(2) (%)
                                        (AT MAX SALES CHARGE)(1)   (WITH NO SALES CHARGE)   (WITH NO SALES CHARGE)
One Year                                          15.08%                    22.08%                   22.52%
Three Years                                       11.25%                    13.47%                    9.52%
Five Years                                         7.56%                     8.84%                   (0.52)%
Since Inception (05/01/95)                        12.90%                    13.61%                    4.09%

       * Index returns for the MSCI EAFE Index are for the period beginning May 1, 1995.

                              ANNUAL TOTAL RETURNS
                        (AS OF DECEMBER 31 OF EACH YEAR)

                                                                       JBIM
                                                                  FOREIGN EQUITY
                                                                  COMPOSITE (%)         MSCI EAFE
                                                              (WITH NO SALES CHARGE)   INDEX(2) (%)
2003                                                                   35.64%              39.17%
2002                                                                   (3.76)%            (15.66)%
2001                                                                  (19.15)%            (21.21)%
2000                                                                   (7.86)%            (13.96)%
1999                                                                   76.55%              27.30%
1998                                                                   27.04%              20.33%
1997                                                                   15.34%               2.06%
1996                                                                   17.67%               6.36%
1995 (05/01-12/31)                                                      7.86%               5.43%

        * Index returns are for the period beginning May 1, 1995.

       (1) Reflects the deduction of applicable Class A sales charge of 5.75%.

       (2) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.

The performance reflected in the composite has been calculated in compliance with the AIMR Performance Presentation Standards, which differ from the method used by the SEC.

The net annual returns for the Julius Baer Foreign Equity Composite were calculated on a time-weighted and asset-weighted, total return basis, and reflect realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The first column of performance numbers under the Average Annual Total Returns table reflects the deduction of the maximum front-end sales charge of the Class A shares of ING Foreign Fund (5.75%) from a hypothetical investment made in the first year of the one-, three-, five-year and since inception periods, respectively. The Annual Total Returns table for the JBIM Composite does not reflect the deduction of any sales loads, which would have reduced those performance numbers. Most of the accounts in the Julius Baer Foreign Equity Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits of the Investment Company Act of 1940 ("1940 Act") or Subchapter M of the Internal Revenue Code (the "Code"). Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of JBIM.

2. Effective immediately, the section entitled "Performance of Similar Foreign Equity Accounts Managed by JBIM" on page 26 of the Class Q Prospectus and page 19 of the Class I Prospectus is deleted in its entirety and replaced with the following:

         PERFORMANCE OF SIMILAR FOREIGN EQUITY ACCOUNTS MANAGED BY JBIM

The tables below are designed to show you how a composite of similar accounts managed by Julius Baer performed over various periods in the past.

The Julius Baer Foreign Equity Composite includes all discretionary, fee paying, non-taxable and taxable portfolios for institutional clients and mutual funds invested in international equity securities. Each portfolio in the composite has investment objectives, policies and strategies that are substantially similar to ING Foreign Fund. Portfolios meeting the composite criteria are included in the composite within the first 90 days after assets come under management. Valuations and returns are computed and stated in U.S. Dollars. This composite was created in 2003. The account minimum for the composite was $10 million as of September 30, 2004. Settlement date accounting was used prior to 1999.

The table below shows the average annual total returns for the Julius Baer Foreign Equity Composite compared with the MSCI EAFE Index for the one-, three-, five-year and since inception periods ending September 30, 2004 and annual returns for the years ended December 31 of prior years. The returns of the Julius Baer Foreign Equity Composite reflect deductions of management fees and trading commissions. The returns of the MSCI EAFE Index assume all dividends and distributions have been reinvested. This information is designed to demonstrate the historical track record of JBIM. It does not indicate how the ING Foreign Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                           (AS OF SEPTEMBER 30, 2004)

                                                                   JBIM
                                                              FOREIGN EQUITY    MSCI EAFE
                                                              COMPOSITE (%)    INDEX(1) (%)
One Year                                                          22.08%          22.52%
Three Years                                                       13.47%           9.52%
Five Years                                                         8.84%          (0.52)%
Since Inception (05/01/95)*                                       13.61%           4.09%

       * Index returns for the MSCI EAFE Index are for the period beginning May 1, 1995.

                              ANNUAL TOTAL RETURNS
                        (AS OF DECEMBER 31 OF EACH YEAR)

                                                                   JBIM
                                                              FOREIGN EQUITY    MSCI EAFE
                                                              COMPOSITE (%)    INDEX(1) (%)
2003                                                               35.64%          39.17%
2002                                                               (3.76)%        (15.66)%
2001                                                              (19.15)%        (21.21)%
2000                                                               (7.86)%        (13.96)%
1999                                                               76.55%          27.30%
1998                                                               27.04%          20.33%
1997                                                               15.34%           2.06%
1996                                                               17.67%           6.36%
1995 (05/01-12/31)                                                  7.86%           5.43%

        * Index returns are for the period beginning May 1, 1995.

       (1) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.

The performance reflected in the composite has been calculated in compliance with the AIMR Performance Presentation Standards, which differ from the method used by the SEC.

The net annual returns for the Julius Baer Foreign Equity Composite were calculated on a time-weighted and asset-weighted, total return basis, and reflect realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. Most of the accounts in the Julius Baer Foreign Equity Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits of the 1940 Act or Subchapter M of the Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of JBIM.

3. Effective immediately, the section entitled "Performance of Similar Accounts Managed by the IIMA Investment Team" on page 40 of the Classes A, B, C and M Prospectus is deleted in its entirety and replaced with the following:

      PERFORMANCE OF SIMILAR ACCOUNTS MANAGED BY THE IIMA INVESTMENT TEAM

The tables below are designed to show you how a composite of substantially similar accounts managed by the IIMA investment team managing ING Global Equity Dividend Fund performed over various periods in the past.

The Global High Dividend Equity Composite is a composite of discretionary, fee paying, non-taxable and taxable accounts invested in accordance with the Global High Dividend Equity investment strategy managed by the IIMA investment team responsible for managing accounts maintained by a European affiliate. Each account in the composite has investment objectives, policies and strategies that are substantially similar to ING Global Equity Dividend Fund. Accounts meeting the composite criteria are included in the composite on the first day of the calendar quarter following inception. Valuation and returns are computed and stated in U.S. Dollars although the currency of each account currently included in the composite is the Euro. This composite was created on July 1, 2000. The account minimum for the composite was 10 million Euro (equivalent to approximately $12.42 million as of September 30, 2004).

The table below shows the average annual total returns for the Global High Dividend Equity Composite compared with the FTSE World Index and the MSCI World Index for the one-, three-year and since inception periods ending September 30, 2004 and annual total returns for years ended December 31 of prior years. This information is designed to demonstrate the historical track record of the IIMA investment team with respect to the Global High Dividend Equity Strategy. It does not indicate how ING Global Equity Dividend Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                           (AS OF SEPTEMBER 30, 2004)

                                            GLOBAL HIGH               GLOBAL HIGH
                                          DIVIDEND EQUITY           DIVIDEND EQUITY
                                           COMPOSITE (%)             COMPOSITE (%)         FTSE WORLD     MSCI WORLD
                                      (AT MAX SALES CHARGE)(1)   (WITH NO SALES CHARGE)   INDEX(2) (%)   INDEX(3) (%)
One Year                                       19.99%                    27.29%              18.05%         17.63%
Three Years                                    13.03%                    15.28%               7.10%          6.35%
Since Inception (07/01/00)*                    10.20%                    11.75%              (3.63)%        (4.44)%

       * Index returns for the FTSE World and MSCI World Indices are for the period beginning July 1, 2000.

                              ANNUAL TOTAL RETURNS
                        (AS OF DECEMBER 31 OF EACH YEAR)

                                                                  GLOBAL HIGH
                                                                DIVIDEND EQUITY
                                                                 COMPOSITE (%)         FTSE WORLD     MSCI WORLD
                                                             (WITH NO SALES CHARGE)   INDEX(2) (%)   INDEX(3) (%)
2003                                                                 34.74%               33.91%         33.76%
2002                                                                 (7.28)%             (19.06)%       (19.54)%
2001                                                                  4.61%              (16.14)%       (16.52)%
2000 (07/01-12/31)                                                   12.78%               (9.01)%       (10.76)%

        * Index returns are for the period beginning July 1, 2000.

       (1) Reflects the deduction of applicable Class A sales charge of 5.75%.

       (2) The FTSE World Index is an unmanaged index that aims to capture 82-90 percent of investible market capitalization in any country.

       (3) The MSCI World Index is an unmanaged free floated market capitalization index that is designed to measure global developed equity performance. The indexes include the reinvestment of dividends and income, but do not reflect fees, brokerage commissions or other expenses of investing.

The performance reflected in the composite has not been calculated in compliance with the method used by the SEC.

The net annual returns for the Global High Dividend Equity Composite were calculated on a time-weighted and asset-weighted, total return basis, and reflect reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The first column of performance numbers under the Average Annual Total Returns table reflects the deduction of the maximum front-end sales charge of the Class A shares of ING Global Equity Dividend Fund (5.75%) from a hypothetical investment made in the first year of the one, three-year and since inception periods, respectively. The Annual Total Returns table for the Global High Dividend Equity Composite does not reflect the deduction of any sales loads, which would have reduced those performance numbers. The accounts in the Global High Dividend Equity Composite do not pay the same expenses that will be paid by ING Global Equity Dividend Fund and, though they were diversified accounts, were not subject to the diversification rules, tax restrictions and investment limits of the 1940 Act or Subchapter M of the Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account managed by the IIMA investment team.

To convert the Euro performance of the Global High Dividend Equity Composite to US Dollar performance, Euro performance was translated into US Dollars using the WM/Reuters exchange rate on a calendar quarter basis. The Euro-based annual total returns of the Composite for the years ending December 31, 2001, 2002 and 2003 were 11.31%, (20.38)% and 13.83%, respectively. The conversion of Euro performance to US Dollar performance takes into account the relative exchange rate fluctuations among the securities and other assets contained in the portfolio and the US Dollar. As a result, the US Dollar presentation reflects the investment results that would have been experienced by a US Dollar account had such account been invested in the same underlying portfolio of securities and other assets as contained in the accounts included in the composite for the same period of time. The returns of the FTSE World Index and MSCI World Index assume all dividends and distributions have been reinvested.

4. Effective July 1, 2004, Joost de Graaf has been added as member of the Global Equity Dividend Fund. As such, the following language is inserted after the third paragraph of the Section entitled "Management of the Funds -- ING Global Equity Dividend Fund" on page 39 of the Classes A, B, C and M
   Prospectus:

       Joost de Graaf joined ING IIMA in 1999 and is a senior investment manager in the Global Value team. Mr. de Graaf has managed the Fund since July 2004. Mr. de Graaf is a CFA charter holder.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE